Not FDIC Insured May Lose Value No Bank Guarantee
38900-Q1PH

Schedule of Investments
(unaudited)
George Putnam Balanced Fund 2
Notes to Schedule of Investments 25

George Putnam Balanced Fund
Schedule of Investments (unaudited), October 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 63.0%
Aerospace & Defense 1.0%
Airbus SE ......................................... France 29,444 $ 7,260,042
Northrop Grumman Corp. ............................. United States 12,238 7,140,261
RTX Corp. ........................................ United States 52,856 9,434,796
23,835,099
Air Freight & Logistics 0.5%
FedEx Corp. ....................................... United States 49,732 12,622,976
Automobiles 1.8%
General Motors Co. .................................. United States 52,975 3,660,043
a
Tesla, Inc. ......................................... United States 83,066 37,924,613
41,584,656
Banks 1.5%
Citigroup, Inc. ...................................... United States 178,115 18,030,581
JPMorgan Chase & Co. ............................... United States 47,822 14,878,381
PNC Financial Services Group, Inc. (The) ................. United States 13,257 2,420,065
35,329,027
Beverages 0.9%
Coca-Cola Co. (The) ................................. United States 210,630 14,512,407
Keurig Dr Pepper, Inc. ................................ United States 96,189 2,612,493
PepsiCo, Inc. ...................................... United States 18,946 2,767,821
19,892,721
Biotechnology 1.2%
AbbVie, Inc. ....................................... United States 54,005 11,775,250
Gilead Sciences, Inc. ................................ United States 38,177 4,573,223
Regeneron Pharmaceuticals, Inc. ....................... United States 13,536 8,822,765
a
Vertex Pharmaceuticals, Inc. ........................... United States 3,995 1,700,152
26,871,390
Broadline Retail 2.9%
a
Amazon.com, Inc. ................................... United States 275,776 67,350,015
Building Products 0.3%
Trane Technologies plc ............................... United States 13,993 6,277,959
Capital Markets 1.3%
BlackRock, Inc. ..................................... United States 7,264 7,865,532
Charles Schwab Corp. (The) ........................... United States 88,407 8,356,229
CME Group, Inc. .................................... United States 14,688 3,899,517
Nasdaq, Inc. ....................................... United States 41,473 3,545,527
TPG, Inc., A ....................................... United States 119,576 6,581,463
30,248,268
Chemicals 0.7%
Corteva, Inc. ....................................... United States 73,080 4,490,035
DuPont de Nemours, Inc. ............................. United States 77,323 6,313,423
Linde plc .......................................... United States 2,341 979,240
PPG Industries, Inc. ................................. United States 34,234 3,346,374
a
Solstice Advanced Materials, Inc. ....................... United States 13,534 609,977
15,739,049
Commercial Services & Supplies 0.3%
Cintas Corp. ....................................... United States 12,599 2,309,019
a
Copart, Inc. ........................................ United States 60,071 2,583,654

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. .............................. United States 19,201 $ 3,219,623
8,112,296
Communications Equipment 1.3%
Cisco Systems, Inc. ................................. United States 411,377 30,075,773
Construction Materials 0.4%
CRH plc .......................................... United States 81,828 9,745,715
Consumer Finance 0.6%
Capital One Financial Corp. ........................... United States 68,605 15,092,414
Consumer Staples Distribution & Retail 1.3%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 22,397 1,976,759
Costco Wholesale Corp. .............................. United States 6,763 6,164,136
Target Corp. ....................................... United States 29,845 2,767,229
a
US Foods Holding Corp. .............................. United States 15,629 1,134,978
Walmart, Inc. ...................................... United States 169,585 17,158,610
29,201,712
Diversified Telecommunication Services 0.1%
AT&T, Inc. ......................................... United States 108,715 2,690,696
Electric Utilities 1.2%
Constellation Energy Corp. ............................ United States 7,484 2,821,468
NextEra Energy, Inc. ................................. United States 91,262 7,428,727
NRG Energy, Inc. ................................... United States 43,895 7,543,795
PPL Corp. ......................................... United States 106,846 3,902,016
b
Southern Co. (The) .................................. United States 39,526 3,717,025
b
Xcel Energy, Inc. .................................... United States 31,837 2,584,209
27,997,240
Electrical Equipment 0.3%
GE Vernova, Inc. .................................... United States 12,062 7,057,959
Entertainment 1.9%
a
Liberty Media Corp.-Liberty Formula One Corp., C ........... United States 31,707 3,165,944
a,b
Live Nation Entertainment, Inc. ......................... United States 49,986 7,474,406
a
Netflix, Inc. ........................................ United States 9,205 10,299,106
a
ROBLOX Corp., A ................................... United States 53,187 6,048,426
a
Spotify Technology SA ................................ United States 6,122 4,011,869
Walt Disney Co. (The) ................................ United States 124,111 13,977,381
44,977,132
Financial Services 2.6%
Apollo Global Management, Inc. ........................ United States 52,620 6,541,192
a
Berkshire Hathaway, Inc., B ............................ United States 32,993 15,755,477
Corebridge Financial, Inc. ............................. United States 66,898 2,178,199
Mastercard, Inc., A .................................. United States 39,448 21,774,901
a
Toast, Inc., A ....................................... United States 62,397 2,255,028
Visa, Inc., A ........................................ United States 31,828 10,845,073
59,349,870
Food Products 0.1%
Mondelez International, Inc., A .......................... United States 45,782 2,630,634
Ground Transportation 0.3%
Union Pacific Corp. .................................. United States 30,656 6,755,663

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 1.2%
Abbott Laboratories .................................. United States 32,771 $ 4,051,151
Becton Dickinson & Co. ............................... United States 37,185 6,645,332
a
Boston Scientific Corp. ............................... United States 61,882 6,232,755
a
Dexcom, Inc. ....................................... United States 27,539 1,603,321
a
Intuitive Surgical, Inc. ................................ United States 10,733 5,734,427
Medtronic plc ...................................... United States 28,829 2,614,790
26,881,776
Health Care Providers & Services 1.4%
Cardinal Health, Inc. ................................. United States 10,336 1,971,799
Cencora, Inc. ...................................... United States 2,102 710,076
Cigna Group (The) .................................. United States 8,317 2,032,758
CVS Health Corp. ................................... United States 39,091 3,054,962
HCA Healthcare, Inc. ................................. United States 4,601 2,114,988
Humana, Inc. ...................................... United States 1,410 392,248
McKesson Corp. .................................... United States 13,102 10,630,177
UnitedHealth Group, Inc. .............................. United States 33,565 11,464,461
32,371,469
Health Care REITs 0.3%
Welltower, Inc. ..................................... United States 40,929 7,409,786
Hotels, Restaurants & Leisure 0.4%
a
Chipotle Mexican Grill, Inc., A .......................... United States 75,052 2,378,398
McDonald's Corp. ................................... United States 16,095 4,803,231
Starbucks Corp. .................................... United States 25,834 2,089,195
9,270,824
Household Products 0.4%
Procter & Gamble Co. (The) ........................... United States 64,138 9,644,431
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 54,136 10,899,201
Industrial REITs 0.3%
Prologis, Inc. ....................................... United States 53,734 6,667,852
Insurance 1.7%
Allstate Corp. (The) .................................. United States 62,460 11,962,339
American International Group, Inc. ...................... United States 104,444 8,246,898
Aon plc, A ......................................... United States 11,275 3,841,167
Arch Capital Group Ltd. ............................... United States 48,315 4,170,068
Assured Guaranty Ltd. ............................... United States 15,172 1,222,560
AXA SA ........................................... France 29,065 1,261,084
Progressive Corp. (The) .............................. United States 18,367 3,783,602
Prudential plc ...................................... Hong Kong 335,608 4,667,667
Unum Group ....................................... United States 20,150 1,479,413
40,634,798
Interactive Media & Services 4.6%
Alphabet, Inc., A .................................... United States 244,375 68,715,806
Meta Platforms, Inc., A ............................... United States 58,037 37,628,289
106,344,095
Life Sciences Tools & Services 1.2%
a
Bio-Rad Laboratories, Inc., A ........................... United States 23,562 7,529,237
Danaher Corp. ..................................... United States 12,214 2,630,651

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. .......................... United States 32,333 $ 18,345,421
28,505,309
Machinery 0.9%
Fortive Corp. ....................................... United States 124,578 6,271,256
Ingersoll Rand, Inc. .................................. United States 59,199 4,518,660
Otis Worldwide Corp. ................................ United States 102,981 9,552,518
20,342,434
Media 0.1%
a
Charter Communications, Inc., A ........................ United States 8,560 2,001,670
Metals & Mining 0.4%
Barrick Mining Corp. ................................. Canada 104,461 3,426,321
Glencore plc ....................................... Australia 1,076,540 5,157,240
8,583,561
Multi-Utilities 0.3%
b
Ameren Corp. ...................................... United States 64,253 6,555,091
CenterPoint Energy, Inc. .............................. United States 33,663 1,287,273
7,842,364
Oil, Gas & Consumable Fuels 2.1%
a
Antero Resources Corp. .............................. United States 64,916 2,006,554
BP plc ............................................ United States 503,986 2,952,759
Cenovus Energy, Inc. ................................ Canada 407,484 6,885,580
ConocoPhillips ..................................... United States 81,005 7,198,104
Exxon Mobil Corp. ................................... United States 189,050 21,619,758
Shell plc .......................................... United States 184,962 6,934,119
47,596,874
Passenger Airlines 0.1%
Southwest Airlines Co. ............................... United States 101,851 3,086,085
Pharmaceuticals 1.7%
Eli Lilly & Co. ...................................... United States 25,173 21,720,775
a
Innoviva, Inc. ...................................... United States 132,980 2,420,236
Johnson & Johnson ................................. United States 58,322 11,015,276
Merck & Co., Inc. ................................... United States 53,333 4,585,571
39,741,858
Semiconductors & Semiconductor Equipment 10.9%
a
Advanced Micro Devices, Inc. .......................... United States 58,874 15,078,809
Analog Devices, Inc. ................................. United States 62,624 14,662,157
Broadcom, Inc. ..................................... United States 154,328 57,044,259
a
Intel Corp. ......................................... United States 393,570 15,738,864
Lam Research Corp. ................................. United States 135,413 21,322,131
Marvell Technology, Inc. .............................. United States 219,008 20,529,810
NVIDIA Corp. ...................................... United States 525,187 106,345,116
QUALCOMM, Inc. ................................... United States 7,090 1,282,581
252,003,727
Software 5.7%
a
AppLovin Corp., A ................................... United States 6,244 3,979,488
Microsoft Corp. ..................................... United States 211,026 109,271,373
a
Palantir Technologies, Inc., A ........................... United States 95,672 19,179,366
132,430,227

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 0.6%
American Tower Corp. ................................ United States 80,567 $ 14,419,882
Specialty Retail 0.7%
Home Depot, Inc. (The) ............................... United States 24,915 9,457,485
TJX Cos., Inc. (The) ................................. United States 45,578 6,387,301
15,844,786
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc. ........................................ United States 274,003 74,082,191
a
Pure Storage, Inc., A ................................. United States 232,526 22,950,316
97,032,507
Textiles, Apparel & Luxury Goods 0.2%
Levi Strauss & Co., A ................................ United States 84,313 1,709,868
NIKE, Inc., B ....................................... United States 6,286 406,013
a
On Holding AG, A ................................... Switzerland 60,630 2,252,404
4,368,285
Tobacco 0.3%
Philip Morris International, Inc. ......................... United States 55,715 8,041,346
Trading Companies & Distributors 0.3%
United Rentals, Inc. .................................. United States 6,913 6,022,467
Total Common Stocks (Cost $801,151,355) ...................................
1,461,425,878
Principal
Amount
*
Corporate Bonds 13.6%
Aerospace & Defense 0.5%
c
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 1,415,000 1,468,865
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 1,145,000 1,180,204
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 139,000 131,294
Senior Bond, 6.125%, 2/15/33 ........................ United States 1,044,000 1,125,452
Senior Bond, 3.6%, 5/01/34 .......................... United States 344,000 312,214
Senior Bond, 3.25%, 2/01/35 ......................... United States 192,000 167,449
Senior Bond, 3.5%, 3/01/39 .......................... United States 390,000 318,378
Senior Bond, 6.875%, 3/15/39 ........................ United States 575,000 653,877
Senior Bond, 3.375%, 6/15/46 ........................ United States 278,000 199,143
Senior Bond, 3.9%, 5/01/49 .......................... United States 534,000 404,970
Senior Bond, 6.858%, 5/01/54 ........................ United States 565,000 643,771
Senior Bond, 3.95%, 8/01/59 ......................... United States 480,000 346,249
Senior Note, 2.196%, 2/04/26 ........................ United States 1,405,000 1,397,551
Senior Note, 6.259%, 5/01/27 ........................ United States 87,000 89,427
Senior Note, 6.298%, 5/01/29 ........................ United States 132,000 140,074
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 801,000 846,215
Senior Bond, 5.95%, 2/01/37 ......................... United States 512,000 557,708
Senior Note, 3%, 1/15/29 ........................... United States 942,000 910,544
10,893,385
Automobiles 0.1%
c
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 106,000 113,333
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 930,000 986,868
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 540,000 554,965

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
c
Hyundai Capital America, (continued)
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 315,000 $ 315,804
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 254,000 261,931
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 380,000 393,011
2,625,912
Banks 2.1%
c
Australia & New Zealand Banking Group Ltd. ,
d
Junior Sub. Bond, 144A, 6.75% to 6/14/26, FRN thereafter,
Perpetual ....................................... Australia 200,000 203,169
Sub. Bond, 144A, 2.57% to 11/24/30, FRN thereafter, 11/25/35 Australia 920,000 824,662
Banco Santander SA ,
Senior Non-Preferred Note, 1.722% to 9/13/26, FRN thereafter,
9/14/27 ......................................... Spain 3,800,000 3,718,525
Sub. Bond, 5.179%, 11/19/25 ........................ Spain 1,200,000 1,200,260
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 363,000 379,334
Senior Bond, 5.511% to 1/23/35, FRN thereafter, 1/24/36 ... United States 245,000 256,600
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .... United States 655,000 642,351
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 245,000 253,027
e
Sub. Bond, FRN, 5.059%, (3-month SOFR + 1.022%), 9/15/26 United States 275,000 275,965
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 1,290,000 1,319,478
Sub. Bond, 6.11%, 1/29/37 .......................... United States 500,000 540,450
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 3,817,000 3,582,707
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,255,000 1,312,970
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 930,000 959,466
c
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 482,000 437,790
c
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 765,000 770,643
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 700,000 727,880
Citigroup, Inc. ,
d
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 865,000 893,491
d
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 1,537,000 1,585,329
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 10,000 9,917
Sub. Bond, 4.45%, 9/29/27 .......................... United States 3,039,000 3,049,262
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 271,000 287,889
Sub. Bond, 4.75%, 5/18/46 .......................... United States 1,380,000 1,229,664
c
Commonwealth Bank of Australia ,
Sub. Bond, 144A, 2.688%, 3/11/31 .................... Australia 535,000 486,668
Sub. Bond, 144A, 5.837%, 3/13/34 .................... Australia 1,085,000 1,148,917
c
Cooperatieve Rabobank UA , Senior Non-Preferred Note , 144A,
1.98% to 12/14/26, FRN thereafter , 12/15/27 ............. Netherlands 285,000 278,060
c
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 340,000 334,684
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN
thereafter , 7/27/29 ................................. United States 795,000 835,973
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 1,259,000 1,304,213
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,015,000 1,030,440

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
c
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 1,510,000 $ 1,431,933
JPMorgan Chase & Co. ,
d
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 195,000 192,835
e
W, Junior Sub. Bond, FRN, 5.473%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 595,000 527,868
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 ... United States 2,088,000 2,079,367
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 491,000 515,439
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 1,249,000 1,290,801
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,532,000 1,627,616
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 345,000 357,941
Lloyds Banking Group plc ,
Sub. Bond, 4.65%, 3/24/26 .......................... United Kingdom 315,000 315,274
Sub. Bond, 3.369% to 12/13/41, FRN thereafter, 12/14/46 ... United Kingdom 735,000 546,876
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 790,000 793,741
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 235,000 241,496
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 2,557,000 2,539,976
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 322,000 322,179
e
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 575,000 577,120
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 937,000 982,424
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 1,627,000 1,406,554
d
Wells Fargo & Co. , BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN
thereafter , Perpetual ............................... United States 610,000 606,367
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 1,095,000 1,232,969
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 600,000 559,816
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 535,000 412,953
48,441,329
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 301,000 309,759
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 320,000 319,577
Senior Bond, 5.75%, 3/02/63 ......................... United States 677,000 676,705
Senior Note, 5.25%, 3/02/30 ......................... United States 650,000 674,771
1,980,812
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 400,000 407,155
Capital Markets 1.0%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 1,555,000 1,553,526
Senior Note, 7%, 1/15/27 ........................... United States 325,000 333,877
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 578,000 567,337
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 1,628,000 1,595,466

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) ,
d
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 185,000 $ 181,997
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 804,000 804,456
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 1,015,000 1,012,159
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 432,000 367,478
Senior Note, 4.35%, 6/15/29 ......................... United States 522,000 526,662
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,065,000 1,111,796
Jefferies Financial Group, Inc. ,
Senior Note, 4.5%, 9/15/26 .......................... United States 1,215,000 1,220,701
Senior Note, 6.2%, 4/14/34 .......................... United States 564,000 592,093
c
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 105,000 103,135
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 529,000 564,373
Senior Note, 5.2%, 3/15/30 .......................... United States 764,000 780,817
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 1,030,000 1,051,458
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 490,000 505,999
Sub. Bond, 4.35%, 9/08/26 .......................... United States 3,409,000 3,415,769
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 226,000 237,129
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 744,000 781,173
c
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 1,766,000 1,680,893
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 146,000 153,288
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 1,550,000 1,458,764
c
UBS Group AG ,
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 443,000 439,959
Senior Bond, 144A, 9.016% to 11/14/32, FRN thereafter,
11/15/33 ........................................ Switzerland 1,090,000 1,370,468
22,410,773
Chemicals 0.2%
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 750,000 731,094
Senior Note, 6.665%, 7/15/27 ........................ United States 451,000 463,252
c
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 76,000 76,060
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 1,155,000 1,122,021
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 1,600,000 1,479,693
Nutrien Ltd. , Senior Note , 4% , 12/15/26 ...................
Canada 1,170,000 1,168,300
5,040,420
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,670,000 1,729,394
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................ United States 1,318,000 1,325,400
Senior Bond, 5%, 3/01/34 ........................... United States 520,000 532,066
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 880,000 902,854
4,489,714

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.0%
†
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 195,000 $ 176,567
Senior Note, 4.85%, 8/15/30 ......................... United States 224,000 228,538
Senior Note, 5.2%, 8/15/32 .......................... United States 761,000 783,592
1,188,697
Construction & Engineering 0.0%
†
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 1,185,000 1,239,033
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,890,000 1,744,802
Senior Note, 4.875%, 4/01/28 ........................ Ireland 370,000 375,758
Senior Note, 5.1%, 1/19/29 .......................... Ireland 285,000 291,610
c
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 540,000 551,481
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 649,000 739,141
c
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75% , 11/15/29 ................... Ireland 976,000 1,012,416
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,015,000 1,020,186
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ......................... United States 1,146,000 1,140,274
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 315,000 312,775
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 383,000 432,071
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 1,120,000 1,132,880
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 430,000 435,429
Senior Note, 4.2%, 10/27/28 ......................... United States 280,000 279,373
Senior Note, 5.8%, 1/07/29 .......................... United States 715,000 745,049
Senior Note, 4.9%, 10/06/29 ......................... United States 404,000 409,984
c
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 528,000 534,503
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 677,000 722,834
11,880,566
Consumer Staples Distribution & Retail 0.2%
c
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 202,000 175,963
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 1,748,000 1,639,012
c
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 995,000 986,953
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 919,000 869,802
3,671,730
Containers & Packaging 0.2%
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 1,167,000 1,160,082
Senior Secured Note, 1.65%, 1/15/27 .................. United States 964,000 933,228
Senior Secured Note, 5.5%, 4/15/28 ................... United States 81,000 83,335
c
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 30,000 30,003
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 1,040,000 1,186,095
Senior Bond, 7.95%, 2/15/31 ......................... United States 168,000 194,054
3,586,797

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Consumer Services 0.1%
Service Corp. International ,
Senior Bond, 3.375%, 8/15/30 ........................ United States 165,000 $ 153,469
Senior Note, 4%, 5/15/31 ........................... United States 1,335,000 1,265,617
1,419,086
Diversified REITs 0.2%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 3.25%, 1/15/32 ......................... United States 453,000 407,017
Senior Bond, 6.75%, 12/01/33 ........................ United States 690,000 749,075
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 752,000 778,005
Senior Note, 4.75%, 2/15/28 ......................... United States 760,000 766,779
c
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 285,000 282,295
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 945,000 945,241
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 730,000 713,553
4,641,965
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................... United States 991,000 867,293
Senior Bond, 2.55%, 12/01/33 ........................ United States 1,464,000 1,243,857
Senior Bond, 4.75%, 5/15/46 ......................... United States 94,000 83,424
Senior Bond, 3.55%, 9/15/55 ......................... United States 56,000 38,431
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,613,000 1,733,295
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 1,462,000 1,508,748
Verizon Communications, Inc. ,
c
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 1,918,000 1,942,480
Senior Note, 2.355%, 3/15/32 ........................ United States 628,000 549,337
7,966,865
Electric Utilities 1.3%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 1,145,000 1,148,121
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 380,000 385,139
Senior Bond, 5.625%, 3/01/33 ........................ United States 296,000 312,182
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 528,000 530,984
c
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 345,000 311,471
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......
United States 502,000 531,864
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....
United States 547,000 583,832
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 466,000 414,510
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................... United States 1,071,000 1,117,461
Senior Bond, 5.8%, 6/15/54 .......................... United States 767,000 775,822
Senior Note, 4.85%, 1/05/29 ......................... United States 125,000 127,397
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 139,000 137,539
c
Enel Finance International NV ,
Senior Bond, 144A, 7.5%, 10/14/32 .................... Italy 920,000 1,061,778
Senior Note, 144A, 4.375%, 9/30/30 ................... Italy 490,000 487,087
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 465,000 477,070

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 237,000 $ 248,420
Senior Note, 5.15%, 3/15/29 ......................... United States 1,655,000 1,702,708
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 225,000 226,553
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 824,000 841,631
Senior Bond, 5.25%, 3/15/34 ......................... United States 713,000 736,439
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 729,000 713,857
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 625,000 647,116
Senior Note, 5.3%, 3/15/32 .......................... United States 2,005,000 2,092,446
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 400,000 410,541
c
NRG Energy, Inc. ,
Senior Secured Note, 144A, 2%, 12/02/25 ............... United States 620,000 618,033
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 900,000 863,438
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.75%, 3/15/29 .................. United States 445,000 466,731
Senior Secured Bond, 4.95%, 9/15/52 .................. United States 783,000 718,031
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 480,000 502,653
Senior Bond, 4.95%, 7/01/50 ......................... United States 506,000 435,952
Senior Bond, 6.75%, 1/15/53 ......................... United States 550,000 594,969
Senior Note, 2.1%, 8/01/27 .......................... United States 235,000 226,024
Senior Note, 3.3%, 12/01/27 ......................... United States 1,050,000 1,029,325
Senior Note, 5.55%, 5/15/29 ......................... United States 275,000 283,228
PacifiCorp , Senior Bond , 2.7% , 9/15/30 ...................
United States 588,000 543,854
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 105,000 109,213
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 770,000 781,850
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 1,100,000 1,097,277
c
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 442,000 437,831
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 743,000 827,097
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 896,000 940,636
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 920,000 913,065
Senior Secured Note, 144A, 4.6%, 10/15/30 ............. United States 430,000 427,499
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 1,250,000 1,297,679
29,136,353
Electrical Equipment 0.1%
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 1,706,000 1,682,311
Electronic Equipment, Instruments & Components 0.0%
†
f
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ............... United States 965,000 954,531
Entertainment 0.1%
c
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 1,779,000 1,858,028
Walt Disney Co. (The) , Senior Bond , 4.75% , 9/15/44 .........
United States 26,000 24,305
1,882,333
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 521,000 513,928

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.3%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 1,090,000 $ 1,045,342
Senior Note, 5.75%, 4/01/33 ......................... United States 212,000 220,980
Senior Note, 6.75%, 3/15/34 ......................... United States 665,000 734,079
c
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 410,000 429,504
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 122,000 107,863
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 159,000 183,087
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 295,000 329,117
Senior Bond, 4.625%, 10/01/39 ....................... United States 295,000 268,715
c
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 475,000 484,436
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 945,000 962,221
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 240,000 247,086
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 83,000 84,644
Senior Note, 144A, 5%, 3/01/32 ...................... United States 390,000 400,909
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 510,000 523,649
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 345,000 316,480
6,338,112
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 520,000 539,322
Ground Transportation 0.3%
c
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 1,155,000 1,153,657
Senior Note, 144A, 4%, 5/01/28 ...................... United Kingdom 1,190,000 1,181,467
c
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 595,000 590,012
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 2,165,000 2,170,629
c
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 885,000 909,902
6,005,667
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 547,000 513,902
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 675,000 695,226
1,209,128
Health Care Providers & Services 0.4%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 940,000 807,211
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 285,000 299,885
Senior Bond, 4.78%, 3/25/38 ......................... United States 398,000 374,158
Senior Note, 5%, 9/15/32 ........................... United States 1,213,000 1,232,594
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 143,000 143,145
Senior Bond, 5.6%, 4/01/34 .......................... United States 433,000 450,941
Senior Bond, 6%, 4/01/54 ........................... United States 571,000 579,231
Senior Note, 5.375%, 9/01/26 ........................ United States 458,000 459,583
Senior Note, 3.625%, 3/15/32 ........................ United States 247,000 232,539

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc., (continued)
Senior Note, 4.6%, 11/15/32 ......................... United States 470,000 $ 467,220
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 1,025,000 1,057,512
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 557,000 568,798
Senior Secured Note, 5.849%, 5/08/29 ................. United States 238,000 248,722
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 1,605,000 1,661,955
8,583,494
Hotels, Restaurants & Leisure 0.4%
c
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,175,000 1,190,261
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,210,000 1,247,086
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 1,255,000 1,290,809
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 1,861,000 1,831,894
Hyatt Hotels Corp. ,
Senior Note, 5.05%, 3/30/28 ......................... United States 1,240,000 1,262,233
Senior Note, 5.25%, 6/30/29 ......................... United States 635,000 653,286
Senior Note, 5.375%, 12/15/31 ....................... United States 425,000 435,487
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 433,000 429,765
Royal Caribbean Cruises Ltd. , Senior Bond , 5.375% , 1/15/36 ..
United States 600,000 604,378
8,945,199
Household Durables 0.2%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 921,000 932,006
Senior Bond, 5.5%, 10/15/35 ......................... United States 2,145,000 2,228,554
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 501,000 502,634
Senior Bond, 3.8%, 11/01/29 ......................... United States 605,000 593,416
4,256,610
Independent Power and Renewable Electricity Producers 0.2%
c
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,160,000 1,239,315
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 436,000 474,610
Senior Bond, 6.5%, 10/01/53 ......................... United States 1,060,000 1,174,147
Senior Bond, 5.75%, 3/15/54 ......................... United States 439,000 445,927
Senior Note, 5.6%, 3/01/28 .......................... United States 1,460,000 1,509,342
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 440,000 435,628
A, Senior Note, 4.25%, 10/01/30 ...................... United States 245,000 243,690
5,522,659
Insurance 0.6%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 490,000 500,482
c
Athene Global Funding ,
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 968,000 996,430
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 763,000 779,522
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 570,000 576,968
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 411,000 426,941
Senior Bond, 6.25%, 4/01/54 ......................... United States 309,000 308,085

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 724,000 $ 652,140
Senior Bond, 2.85%, 10/15/50 ........................ United States 5,000 3,306
Brown & Brown, Inc. ,
Senior Bond, 5.55%, 6/23/35 ......................... United States 425,000 437,704
Senior Note, 4.9%, 6/23/30 .......................... United States 883,000 895,514
Senior Note, 5.25%, 6/23/32 ......................... United States 318,000 326,162
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 591,000 595,382
c
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 150,000 142,365
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 120,000 122,237
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 740,000 773,095
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 785,000 795,431
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 1,422,000 1,435,273
c
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 1,305,000 880,658
c
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 2,264,000 2,548,026
c
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 234,000 269,945
13,465,666
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.625%, 11/15/55 ....................... United States 1,350,000 1,340,971
Senior Bond, 5.75%, 5/15/63 ......................... United States 386,000 385,129
Senior Bond, 5.55%, 8/15/64 ......................... United States 180,000 174,442
Senior Note, 4.6%, 11/15/32 ......................... United States 715,000 718,804
2,619,346
IT Services 0.0%
†
c
Gartner, Inc. ,
Senior Bond, 144A, 3.75%, 10/01/30 ................... United States 545,000 515,798
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 141,000 135,401
651,199
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 650,000 565,766
Senior Bond, 5.1%, 4/01/52 .......................... United States 830,000 670,318
Senior Note, 5.85%, 3/18/29 ......................... United States 565,000 583,906
1,819,990
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 536,000 537,535
Machinery 0.0%
†
Oshkosh Corp. , Senior Bond , 3.1% , 3/01/30 ...............
United States 146,000 138,656
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 475,000 473,895
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 59,000 38,593
Senior Secured Note, 2.25%, 1/15/29 .................. United States 274,000 254,982

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 825,000 $ 624,304
Senior Bond, 3.45%, 2/01/50 ......................... United States 1,450,000 997,561
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 1,668,000 1,671,213
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 815,000 798,428
Senior Bond, 4.95%, 1/15/31 ......................... United States 275,000 269,743
Senior Bond, 4.2%, 5/19/32 .......................... United States 8,000 7,403
Senior Note, 3.7%, 6/01/28 .......................... United States 210,000 205,964
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 2,203,000 2,556,081
7,898,167
Metals & Mining 0.1%
c
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 1,790,000 1,638,427
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 1,061,000 1,106,916
2,745,343
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 228,000 199,890
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 560,000 566,627
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................... United States 491,000 522,238
Senior Note, 4.95%, 7/01/27 ......................... United States 745,000 754,220
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 1,160,000 1,197,548
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 510,000 500,855
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 564,000 590,115
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 525,000 528,414
4,859,907
Oil, Gas & Consumable Fuels 0.8%
c
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 617,000 571,995
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 945,000 1,063,327
c
Senior Note, 144A, 5%, 12/15/29 ..................... Canada 252,000 257,490
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 468,000 427,785
Senior Note, 4.5%, 10/01/29 ......................... United States 1,645,000 1,645,957
c
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 497,000 526,273
c
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 1,040,000 1,076,662
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 394,000 415,811
Senior Bond, 5.65%, 10/15/54 ........................ United States 151,000 148,721
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..
United States 439,000 526,405
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 416,000 416,044
Energy Transfer LP ,
d
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 2,076,000 2,075,766
Senior Bond, 6.5%, 2/01/42 .......................... United States 123,000 129,692

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP, (continued)
Senior Note, 5.25%, 7/01/29 ......................... United States 410,000 $ 421,999
Senior Note, 5.2%, 4/01/30 .......................... United States 421,000 434,288
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 178,000 171,021
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 ...........
United States 452,000 523,402
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 1,022,000 1,144,940
Senior Note, 5.2%, 8/01/29 .......................... United States 255,000 260,550
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 845,000 845,441
South Bow USA Infrastructure Holdings LLC ,
Senior Note, 5.026%, 10/01/29 ....................... Canada 925,000 934,917
Senior Note, 5.584%, 10/01/34 ....................... Canada 412,000 413,730
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 444,000 445,159
c
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 1,895,000 1,934,638
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 488,000 497,960
Senior Note, 4.9%, 8/01/30 .......................... United States 507,000 511,804
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 697,000 723,638
18,545,415
Paper & Forest Products 0.1%
c
Georgia-Pacific LLC , Senior Note , 144A, 2.1% , 4/30/27 ....... United States 1,525,000 1,485,037
Passenger Airlines 0.0%
†
c
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,190,000 1,187,107
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 740,000 733,658
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 200,000 202,690
Senior Note, 4.9%, 3/22/33 .......................... United States 1,490,000 1,506,246
2,442,594
Pharmaceuticals 0.3%
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 1,355,000 1,371,817
Senior Bond, 5.3%, 5/19/53 .......................... United States 629,000 608,862
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 743,000 759,894
Senior Bond, 5.2%, 9/25/35 .......................... United States 555,000 556,231
Senior Note, 5.15%, 9/02/29 ......................... United States 666,000 683,250
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 565,000 543,691
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 304,000 329,591
Zoetis, Inc. ,
Senior Bond, 2%, 5/15/30 ........................... United States 557,000 507,502
Senior Bond, 5%, 8/17/35 ........................... United States 2,045,000 2,066,820
7,427,658
Professional Services 0.0%
†
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,195,000 1,229,067

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.4%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 811,000 $ 840,900
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 1,003,000 998,226
c
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 606,000 517,558
c
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 2,469,000 2,459,698
c
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 285,000 295,777
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 1,345,000 1,435,046
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 430,000 453,012
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 1,480,000 1,430,190
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 808,000 843,919
Senior Note, 4.75%, 7/15/30 ......................... United States 10,000 10,124
Senior Note, 5.95%, 9/15/33 ......................... United States 723,000 773,104
10,057,554
Software 0.3%
Oracle Corp. ,
Senior Bond, 3.65%, 3/25/41 ......................... United States 1,568,000 1,218,399
Senior Note, 1.65%, 3/25/26 ......................... United States 1,385,000 1,371,593
Senior Note, 4.45%, 9/26/30 ......................... United States 510,000 505,907
Senior Note, 4.8%, 9/26/32 .......................... United States 680,000 673,194
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 1,362,000 1,194,355
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 940,000 955,263
Senior Bond, 5.7%, 4/01/55 .......................... United States 70,000 70,773
5,989,484
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................ United States 1,710,000 1,689,635
Senior Bond, 2.9%, 1/15/30 .......................... United States 921,000 869,806
Senior Bond, 2.7%, 4/15/31 .......................... United States 1,939,000 1,770,572
Senior Note, 2.75%, 1/15/27 ......................... United States 686,000 674,656
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 549,000 543,501
Senior Bond, 3.8%, 2/15/28 .......................... United States 458,000 453,216
Senior Bond, 4.75%, 5/15/47 ......................... United States 165,000 145,817
Senior Note, 4.9%, 9/01/29 .......................... United States 785,000 796,615
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 255,000 255,087
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 1,483,000 1,423,402
8,622,307
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 780,000 716,402
Senior Bond, 4.1%, 1/15/52 .......................... United States 710,000 530,202
1,246,604
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 517,000 520,101

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co., (continued)
Senior Note, 4.85%, 10/15/31 ........................ United States 601,000 $ 607,419
1,127,520
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 69,000 70,309
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 211,000 190,798
Senior Bond, 5.5%, 3/11/35 .......................... United States 587,000 598,084
Senior Note, 5.1%, 3/11/30 .......................... United States 478,000 489,810
1,349,001
Tobacco 0.2%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 1,055,000 1,042,589
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 1,517,000 1,566,449
Senior Note, 4.375%, 4/30/30 ........................ United States 580,000 582,340
Senior Note, 4.75%, 11/01/31 ........................ United States 535,000 544,547
3,735,925
Trading Companies & Distributors 0.1%
c
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 1,055,000 1,080,022
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 935,000 949,498
2,029,520
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. ,
Senior Bond, 8.75%, 5/01/32 ......................... Canada 85,000 100,903
Senior Note, 5%, 2/15/29 ........................... Canada 1,050,000 1,069,430
Senior Note, 3.8%, 3/15/32 .......................... Canada 544,000 512,910
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 600,000 642,472
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 1,195,000 1,250,990
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 187,000 190,231
Senior Bond, 4.95%, 11/15/35 ........................ United States 110,000 109,281
Senior Note, 3.75%, 4/15/27 ......................... United States 1,762,000 1,752,490
Senior Note, 3.875%, 4/15/30 ........................ United States 44,000 43,111
Senior Note, 6.7%, 12/15/33 ......................... United States 395,000 441,990
6,113,808
Total Corporate Bonds (Cost $313,596,984) ...................................
314,778,296
U.S. Government and Agency Securities 13.0%
U.S. Treasury Bonds ,
4.375%, 11/15/39 ................................. United States 5,500,000 5,488,398
4.25%, 11/15/40 .................................. United States 2,000,000 1,955,000
1.875%, 2/15/41 .................................. United States 1,740,000 1,234,041
3.25%, 5/15/42 ................................... United States 18,280,000 15,496,941
2.75%, 8/15/42 ................................... United States 19,190,000 15,061,152
3.375%, 11/15/48 ................................. United States 19,030,000 15,442,548
3%, 2/15/49 ..................................... United States 17,130,000 12,962,592
1.875%, 2/15/51 .................................. United States 27,550,000 15,934,339
2.875%, 5/15/52 .................................. United States 2,740,000 1,976,760

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
3%, 8/15/52 ..................................... United States 5,400,000 $ 3,992,836
3.625%, 2/15/53 .................................. United States 9,360,000 7,816,697
U.S. Treasury Notes ,
4.375%, 8/15/26 .................................. United States 440,000 442,047
3.875%, 5/31/27 .................................. United States 22,900,000 22,982,297
1.25%, 9/30/28 ................................... United States 16,850,000 15,765,939
2.375%, 3/31/29 .................................. United States 42,970,000 41,260,432
3.25%, 6/30/29 ................................... United States 16,350,000 16,133,490
4.25%, 6/30/29 ................................... United States 38,100,000 38,892,510
g
1.625%, 5/15/31 .................................. United States 161,000 143,969
1.375%, 11/15/31 ................................. United States 9,280,000 8,069,794
3.875%, 8/15/33 .................................. United States 5,600,000 5,574,297
4%, 2/15/34 ..................................... United States 15,480,000 15,493,908
4.375%, 5/15/34 .................................. United States 15,480,000 15,891,490
4.25%, 11/15/34 .................................. United States 23,430,000 23,790,144
Total U.S. Government and Agency Securities (Cost $305,738,439) ..............
301,801,621
Asset-Backed Securities 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
c
CVS Pass-Through Trust ,
144A, 7.507%, 1/10/32 .............................. United States 340,579 362,446
2013, 144A, 4.704%, 1/10/36 ......................... United States 415,177 397,097
759,543
a a a a a a
Total Asset-Backed Securities (Cost $755,756) ................................
759,543
Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
h
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN ,
4.78% , 5/10/47 ................................... United States 114,161 111,317
h
COMM Mortgage Trust , 2012-LC4 , C , FRN , 5.506% , 12/10/44 .. United States 52,648 49,317
CSAIL Commercial Mortgage Trust , 2019-C17 , AS , 3.278% ,
9/15/52 ......................................... United States 1,066,000 964,174
h
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2012-
C6 , D , FRN , 4.964% , 5/15/45 ......................... United States 185,349 184,348
c,i
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 2,032,334 203
Wells Fargo Commercial Mortgage Trust , 2017-C40 , A4 , 3.581% ,
10/15/50 ........................................ United States 1,112,000 1,096,290
2,405,649
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,168,704) ...............
2,405,649
Mortgage-Backed Securities 9.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.6%
FHLMC Pool, 30 Year, 2%, 3/01/51 - 1/01/52 ............... United States 2,250,912 1,840,245
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................... United States 5,176,300 4,482,555
FHLMC Pool, 30 Year, 3%, 3/01/43 ...................... United States 159,836 148,185
FHLMC Pool, 30 Year, 3.5%, 12/01/42 - 8/01/52 ............ United States 2,397,814 2,232,166
FHLMC Pool, 30 Year, 4%, 7/01/42 - 7/01/49 ............... United States 1,744,950 1,698,081
FHLMC Pool, 30 Year, 4.5%, 8/01/52 - 2/01/53 ............. United States 1,156,090 1,137,443
FHLMC Pool, 30 Year, 5.5%, 9/01/52 - 11/01/53 ............ United States 1,585,416 1,617,483
FHLMC Pool, 30 Year, 6%, 3/01/35 - 9/01/53 ............... United States 334,847 345,642
13,501,800

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 5.6%
FNMA, 3.5%, 5/01/56 ................................ United States 698,450 $ 641,748
FNMA, 15 Year, 2%, 10/01/27 - 8/01/28 ................... United States 852,332 832,132
FNMA, 15 Year, 2.5%, 2/01/36 ......................... United States 1,252,766 1,181,083
FNMA, 15 Year, 3%, 12/01/30 .......................... United States 272,485 268,656
FNMA, 30 Year, 2%, 9/01/50 - 4/01/52 .................... United States 14,987,073 12,281,817
FNMA, 30 Year, 2.5%, 9/01/50 - 4/01/52 .................. United States 22,328,232 19,154,542
FNMA, 30 Year, 3%, 8/01/51 ........................... United States 12,671,079 11,439,049
FNMA, 30 Year, 3%, 2/01/43 - 4/01/52 .................... United States 3,441,873 3,133,076
FNMA, 30 Year, 3.5%, 5/01/43 - 6/01/52 .................. United States 5,151,331 4,815,548
FNMA, 30 Year, 4%, 9/01/45 - 5/01/53 .................... United States 2,148,959 2,067,462
FNMA, 30 Year, 4.5%, 5/01/48 - 5/01/53 .................. United States 4,323,077 4,266,270
FNMA, 30 Year, 5%, 8/01/33 - 10/01/52 ................... United States 904,581 907,294
FNMA, 30 Year, 5.5%, 7/01/33 - 11/01/53 ................. United States 3,011,646 3,077,378
FNMA, 30 Year, 6%, 10/01/53 .......................... United States 4,070,280 4,217,986
j
Uniform Mortgage-Backed Securities, 1.5%, TBA, 11/25/40 .... United States 3,900,000 3,495,003
j
Uniform Mortgage-Backed Securities, 2%, TBA, 11/25/40 ..... United States 5,100,000 4,695,498
j
Uniform Mortgage-Backed Securities, 2%, TBA, 11/25/55 ..... United States 23,000,000 18,657,973
j
Uniform Mortgage-Backed Securities, 2.5%, TBA, 11/25/40 -
11/25/55 ........................................ United States 2,630,000 2,293,019
j
Uniform Mortgage-Backed Securities, 3.5%, TBA, 11/25/55 .... United States 2,500,000 2,305,239
j
Uniform Mortgage-Backed Securities, 4%, TBA, 11/25/55 ..... United States 5,610,000 5,323,564
j
Uniform Mortgage-Backed Securities, 4.5%, TBA, 11/25/40 -
11/25/55 ........................................ United States 2,300,000 2,249,208
j
Uniform Mortgage-Backed Securities, 5%, TBA, 11/25/40 -
11/25/55 ........................................ United States 10,500,000 10,470,905
j
Uniform Mortgage-Backed Securities, 5.5%, TBA, 11/25/55 .... United States 13,000,000 13,135,888
130,910,338
Government National Mortgage Association (GNMA) Fixed Rate 2.8%
GNMA I, 30 Year, 4%, 4/15/43 .......................... United States 1,377,078 1,339,839
GNMA I, Single-family, 30 Year, 3.5%, 11/15/47 ............. United States 41,163 38,348
GNMA II, 30 Year, 3.5%, 5/20/52 ........................ United States 3,748,791 3,414,990
j
GNMA II, Single-family, 30 Year, 2%, 11/15/55 .............. United States 8,500,000 7,071,979
GNMA II, Single-family, 30 Year, 2.5%, 9/20/52 - 2/20/53 ...... United States 9,452,691 8,212,340
GNMA II, Single-family, 30 Year, 3%, 7/20/46 - 11/20/46 ....... United States 17,365,120 15,848,714
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 1/20/48 ..... United States 871,582 807,432
j
GNMA II, Single-family, 30 Year, 4%, 11/15/55 .............. United States 2,490,000 2,355,404
GNMA II, Single-family, 30 Year, 4.5%, 3/20/49 - 11/15/55 ..... United States 4,278,996 4,176,957
GNMA II, Single-family, 30 Year, 5%, 2/20/49 - 11/15/55 ....... United States 5,035,421 5,042,744
GNMA II, Single-family, 30 Year, 5.5%, 4/20/54 - 11/15/55 ..... United States 8,386,349 8,484,115
j
GNMA II, Single-family, 30 Year, 6%, 11/15/55 .............. United States 7,000,000 7,125,005
63,917,867
Total Mortgage-Backed Securities (Cost $211,864,317) .........................
208,330,005
Residential Mortgage-Backed Securities 0.0%
†
Financial Services 0.0%
†
h,k
FNMA , 2001-79 , BI , IO, FRN , 0.247% , 3/25/45 ............. United States 135,812 639
l
FNMA Connecticut Avenue Securities Trust , 2016-C01 , 1M2 ,
FRN , 11.047% , ( 30-day SOFR Average + 6.864% ), 8/25/28 .. United States 66,470 67,599
68,238
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $77,865) ...................
68,238

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds 0.0%
†
California 0.0%
†
State of California , GO , 7.5% , 4/01/34 ....................
United States 215,000 $ 253,090
Ohio 0.0%
†
Ohio State University (The) , Revenue , 2010 C , 4.91% , 6/01/40 .
United States 275,000 271,462
Texas 0.0%
†
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 350,000 395,539
Total Municipal Bonds (Cost $840,856) .......................................
920,091
Total Long Term Investments (Cost $1,637,194,276) ...........................
2,290,489,321
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Southwest Airlines Co., Counterparty CITI, January Strike Price
$40.00, Expires 1/16/26 ............................. 1,950,080 58,677,907 9,921
Total Options Purchased (Cost $59,965) ......................................
9,921
Short Term Investments 5.6%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 5.0%
m,n
Putnam Short Term Investment Fund, Class P, 4.371% ....... United States 114,732,792 114,732,792
Total Management Investment Companies (Cost $114,732,792) .................
114,732,792
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.6%
m,n
Putnam Cash Collateral Pool, LLC, 4.362% ................ United States 14,098,200 14,098,200
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $14,098,200) .........................................................
14,098,200
Total Short Term Investments (Cost $128,830,992 ) .............................
128,830,992
a
Total Investments (Cost $1,766,085,233) 104.3% ..............................
$2,419,330,234
TBA Sale Commitments (0.4)% ..............................................
(9,989,525)
Other Assets, less Liabilities (3.9)% .........................................
(89,802,988)
Net Assets 100.0% .........................................................
$2,319,537,721
a a a

George Putnam Balanced Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At October 31, 2025, the Fund had the following forward exchange contracts outstanding.
a
a a
Country
Principal
Amount
*
a Value
o
TBA Sale Commitments (0.4)%
Mortgage-Backed Securities (0.4)%
Government National Mortgage Association (GNMA) Fixed Rate (0.4)%
GNMA II, Single-family, 30 Year ,
2.5%, 11/15/55 .................................... United States (1,500,000) $ (1,298,612)
3%, 11/15/55 ..................................... United States (9,670,000) (8,690,913)
(9,989,525)
Total TBA Sale Commitments (Proceeds $(10,042,693)) ........................
$(9,989,525)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $79,196,427, representing 3.4% of net assets.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Defaulted security or security for which income has been deemed uncollectible.
j
Security purchased on a to-be-announced (TBA) basis.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
See Note 3 regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Hong Kong Dollar ... BZWS Buy 20,248,900 2,602,591 11/19/25 $ 4,087 $ —
Hong Kong Dollar ... GSCO Sell 2,654,900 341,228 11/19/25 — (542)
Hong Kong Dollar ... HSBK Sell 17,981,000 2,310,589 11/19/25 — (4,138)
British Pound ...... BOFA Sell 2,475,000 3,354,541 12/17/25 102,958 —
British Pound ...... BZWS Sell 1,083,100 1,467,983 12/17/25 45,038 —
British Pound ...... GSCO Buy 213,700 289,642 12/17/25 — (8,889)
British Pound ...... JPHQ Sell 1,200,100 1,626,466 12/17/25 49,810 —
British Pound ...... MSCO Buy 567,000 753,145 12/17/25 — (8,237)
British Pound ...... MSCO Sell 2,612,600 3,542,834 12/17/25 110,476 —
British Pound ...... SSBT Sell 2,425,000 3,288,424 12/17/25 102,529 —
British Pound ...... TDOM Sell 2,038,500 2,764,389 12/17/25 86,267 —
British Pound ...... UBSW Buy 176,400 239,207 12/17/25 — (7,458)
British Pound ...... WPAC Sell 1,717,200 2,328,609 12/17/25 72,602 —

George Putnam Balanced Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See A bbreviations on page 28 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Danish Krone ...... HSBK Sell 11,825,300 1,869,681 12/17/25 $ 39,136 $ —
Euro ............. BZWS Buy 158,800 187,272 12/17/25 — (3,776)
Euro ............. CITI Sell 207,800 245,063 12/17/25 4,946 —
Euro ............. GSCO Sell 1,628,100 1,903,335 12/17/25 22,032 —
Euro ............. MSCO Sell 1,012,200 1,193,437 12/17/25 23,820 —
Euro ............. SSBT Buy 165,000 194,545 12/17/25 — (3,884)
Euro ............. UBSW Sell 1,471,600 1,735,075 12/17/25 34,611 —
Swedish Krona ..... MSCO Sell 49,836,400 5,374,072 12/17/25 114,439 —
Swiss Franc ....... BOFA Sell 2,202,000 2,793,176 12/17/25 42,716 —
Canadian Dollar .... BOFA Sell 721,700 517,594 1/14/26 1,101 —
Canadian Dollar .... BZWS Sell 2,280,700 1,635,133 1/14/26 2,922 —
Canadian Dollar .... CITI Sell 3,230,800 2,316,007 1/14/26 3,845 —
Canadian Dollar .... GSCO Sell 4,008,900 2,869,238 1/14/26 220 —
Canadian Dollar .... HSBK Buy 1,297,100 930,448 1/14/26 — (2,162)
Canadian Dollar .... JPHQ Sell 1,201,600 859,987 1/14/26 47 —
Canadian Dollar .... MSCO Buy 3,506,500 2,505,829 1/14/26 3,641 —
Canadian Dollar .... SSBT Buy 1,674,800 1,203,195 1/14/26 — (4,604)
Canadian Dollar .... TDOM Buy 5,256,900 3,762,561 1/14/26 — (397)
Canadian Dollar .... TDOM Sell 2,309,100 1,654,111 1/14/26 1,575 —
Canadian Dollar .... UBSW Sell 9,913,600 7,109,668 1/14/26 14,879 —
Total Forward Exchange Contracts ................................................... $883,697 $(44,087)
Net unrealized appreciation (depreciation) ............................................ $839,610
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

George Putnam Balanced Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
George Putnam Balanced Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

George Putnam Balanced Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended October 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
George Putnam Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.371% ...... $86,907,631 $203,116,742 $(175,291,581) $— $— $114,732,792 114,732,792 $1,094,962
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.362% ............. $1,690,925 $40,034,000 $(27,626,725) $— $— $14,098,200 14,098,200 $44,386
Total Affiliated Securities ... $88,598,556 $243,150,742 $(202,918,306) $— $— $128,830,992 $1,139,348
2. Financial Instrument Valuation
(continued)

George Putnam Balanced Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 16,575,057 $ 7,260,042 $ — $ 23,835,099
Air Freight & Logistics ................... 12,622,976 — — 12,622,976
Automobiles .......................... 41,584,656 — — 41,584,656
Banks ............................... 35,329,027 — — 35,329,027
Beverages ........................... 19,892,721 — — 19,892,721
Biotechnology ......................... 26,871,390 — — 26,871,390
Broadline Retail ....................... 67,350,015 — — 67,350,015
Building Products ...................... 6,277,959 — — 6,277,959
Capital Markets ........................ 30,248,268 — — 30,248,268
Chemicals ........................... 15,739,049 — — 15,739,049
Commercial Services & Supplies ........... 8,112,296 — — 8,112,296
Communications Equipment .............. 30,075,773 — — 30,075,773
Construction Materials .................. 9,745,715 — — 9,745,715
Consumer Finance ..................... 15,092,414 — — 15,092,414
Consumer Staples Distribution & Retail ...... 29,201,712 — — 29,201,712
Diversified Telecommunication Services ..... 2,690,696 — — 2,690,696
Electric Utilities ........................ 27,997,240 — — 27,997,240
Electrical Equipment .................... 7,057,959 — — 7,057,959
Entertainment ......................... 44,977,132 — — 44,977,132
Financial Services ...................... 59,349,870 — — 59,349,870
Food Products ........................ 2,630,634 — — 2,630,634
Ground Transportation .................. 6,755,663 — — 6,755,663
Health Care Equipment & Supplies ......... 26,881,776 — — 26,881,776
Health Care Providers & Services .......... 32,371,469 — — 32,371,469
Health Care REITs ..................... 7,409,786 — — 7,409,786
Hotels, Restaurants & Leisure ............. 9,270,824 — — 9,270,824
Household Products .................... 9,644,431 — — 9,644,431
Industrial Conglomerates ................ 10,899,201 — — 10,899,201
Industrial REITs ....................... 6,667,852 — — 6,667,852
Insurance ............................ 34,706,047 5,928,751 — 40,634,798
Interactive Media & Services .............. 106,344,095 — — 106,344,095
Life Sciences Tools & Services ............ 28,505,309 — — 28,505,309
Machinery ............................ 20,342,434 — — 20,342,434
Media ............................... 2,001,670 — — 2,001,670
Metals & Mining ....................... 3,426,321 5,157,240 — 8,583,561
Multi-Utilities .......................... 7,842,364 — — 7,842,364
Oil, Gas & Consumable Fuels ............. 37,709,996 9,886,878 — 47,596,874
Passenger Airlines ..................... 3,086,085 — — 3,086,085
Pharmaceuticals ....................... 39,741,858 — — 39,741,858
Semiconductors & Semiconductor Equipment . 252,003,727 — — 252,003,727
4. Fair Value Measurements
(continued)

George Putnam Balanced Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Software ............................. $ 132,430,227 $ — $ — $ 132,430,227
Specialized REITs ...................... 14,419,882 — — 14,419,882
Specialty Retail ........................ 15,844,786 — — 15,844,786
Technology Hardware, Storage & Peripherals . 97,032,507 — — 97,032,507
Textiles, Apparel & Luxury Goods .......... 4,368,285 — — 4,368,285
Tobacco ............................. 8,041,346 — — 8,041,346
Trading Companies & Distributors .......... 6,022,467 — — 6,022,467
Corporate Bonds ........................ — 314,778,296 — 314,778,296
U.S. Government and Agency Securities ....... — 301,801,621 — 301,801,621
Asset-Backed Securities ................... — 759,543 — 759,543
Commercial Mortgage-Backed Securities ...... — 2,405,649 — 2,405,649
Mortgage-Backed Securities ................ — 208,330,005 — 208,330,005
Residential Mortgage-Backed Securities ....... — 68,238 — 68,238
Municipal Bonds ......................... — 920,091 — 920,091
Options Purchased ....................... — 9,921 — 9,921
Short Term Investments ................... 114,732,792 14,098,200 — 128,830,992
Total Investments in Securities ........... $1,547,925,759 $871,404,475
a
$— $2,419,330,234
Other Financial Instruments:
Forward Exchange Contracts ............... $— $883,697 $— $883,697
Total Other Financial Instruments ......... $— $883,697 $— $883,697
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 9,989,525 $ — $ 9,989,525
Forward Exchange Contracts ............... — 44,087 — 44,087
Total Other Financial Instruments ......... $— $10,033,612 $— $10,033,612
a
Includes foreign securities valued at $28,232,911, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.